Expense Example, No Redemption (Equity Income Portfolio Annuity)	Equity Income Portfolio Equity Income Portfolio - Equity Income Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	406